Consolidated Statements of Stockholders' Equity - USD ($)		Common stock Retroactive Application Of Recapitalization	Common stock Adjusted Balance	Common stock	Additional Paid-in Capital Retroactive Application Of Recapitalization	Additional Paid-in Capital Adjusted Balance	Additional Paid-in Capital	Accumulated Deficit Retroactive Application Of Recapitalization	Accumulated Deficit Adjusted Balance	Accumulated Deficit	Retroactive Application Of Recapitalization	Adjusted Balance	Total
Balance at the beginning at Dec. 31, 2019											$ (29,096,000)		$ 29,096,000
Balance at the beginning at Dec. 31, 2019		$ 6,000	$ 7,000	$ 1,000	$ 26,145,000	$ 26,145,000		$ 2,945,000	$ (13,252,000)	$ (16,197,000)	$ 29,096,000	$ 12,900,000	(16,196,000)
Balance at the beginning (in shares) at Dec. 31, 2019		61,573,943	68,787,673	7,213,730
Increase (Decrease) in Stockholders' Equity [Roll Forward]
Net Income (Loss)										(14,375,000)			(14,375,000)
Expenses related to issuance of warrants							$ 16,000						16,000
Beneficial Conversion feature on convertible debt							5,125,000						5,125,000
Stock options exercised (in shares)				1,097,370
Stock options exercised				$ 1,097,370			24,000						24,000
Stock-based compensation expense							182,000						182,000
Balance at the end at Dec. 31, 2020				$ 7,000			31,492,000			(27,627,000)			3,872,000
Balance at the end (in shares) at Dec. 31, 2020				69,885,043
Increase (Decrease) in Stockholders' Equity [Roll Forward]
Net Income (Loss)										18,092,000			18,092,000
Business Combination, net of redemptions and transaction costs of $47,888				$ 6,000			394,587,000						394,593,000
Business Combination, net of redemptions and transaction costs of $47,888 (in shares)				63,039,829
Beneficial Conversion feature on convertible debt							4,875,000						4,875,000
Redemption of Series A-1 redeemable preferred stock	[1]						(6,041,000)						(6,041,000)
Redemption of Series A-1 redeemable preferred stock (in shares)	[1]			(1,065,432)
Issuance of Series B redeemable preferred stock net of issuance costs of $4,511 and settlement of associated convertible preferred stock liability	[1]			$ 3,000			140,436,000						140,439,000
Issuance of Series B redeemable preferred stock net of issuance costs of $4,511 and settlement of associated convertible preferred stock liability (in shares)	[1]			27,930,997
Warrants exercised				$ 1,000			14,000						15,000
Stock options exercised (in shares)				1,160,930
Warrants exercised (in shares)				6,606,621
Issuance Costs													4,511,000
Stock options exercised				$ 1,160,930			106,000						106,000
Stock-based compensation expense							2,714,000						2,714,000
Balance at the end at Dec. 31, 2021				$ 17,000			$ 568,183,000			$ (9,535,000)			$ 558,665,000
Balance at the end (in shares) at Dec. 31, 2021				167,557,988

[1]	Legacy Solid Power preferred stock transactions converted to common with recast at Business Combination.